Financial Assets and Financial Liabilities - Summary of Fair Value Measurement (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 634,240,053		₩ 582,219,781
Fair value		634,107,688		585,003,880
Financial Assets Measured At Fair Value		130,103,428		128,406,037
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		504,004,260		456,597,843
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		541,632,120		496,813,306
Fair value		541,296,618		497,750,059
Financial Liabilities Measured At Fair Value		15,771,238		17,032,955
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		525,525,380		480,717,104
Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		33,217,551		33,330,288
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		21,594,815		22,801,037
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		3,187,654		2,231,461
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0		0
Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		82,536,288		80,957,228
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		52,177,048		38,428,580
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		26,385,492		18,855,505
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		4,591,470		5,458,616
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		268,261,344		240,538,815
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		63,960,027		59,065,677
Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		14,349,589	[1]	14,118,521
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		430,232,397		395,368,226
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		419,473,914		381,200,537
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		7,992,114	[1]	9,342,878
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		257,264,036		240,178,289
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		227,769,634		211,566,001
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		2,939,584		2,025,951
Fair value		2,939,584		2,025,951
Financial Liabilities Measured At Fair Value		2,939,584		2,025,951
Financial liabilities at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		2,939,584		2,025,951
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		0		0
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		0	[1]	0
Financial liabilities designated at fair value through profit or loss
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		9,149,396		9,784,107
Fair value		9,149,396		9,784,107
Financial Liabilities Measured At Fair Value		9,149,396		9,784,107
Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		36,938		1,040
Financial liabilities designated at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 1,294,944		₩ 581,636
Valuation techniques		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model, and others
Inputs		Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate		Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate, and others
Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 7,817,514	[1]	₩ 9,201,431
Derivatives held for trading
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		3,509,789		5,014,072
Fair value		3,509,789		5,014,072
Financial Liabilities Measured At Fair Value		₩ 3,509,789		5,014,072
Description of valuation processes used in fair value measurement, liabilities		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for trading | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 211,132		204,470
Derivatives held for trading | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 3,124,057		₩ 4,668,155
Valuation techniques		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model, and others		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, and others
Inputs		Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others		Discount rate, Underlying asset index, Volatility, Interest rate, Stock price, Foreign exchange rate, Dividend yield, and others
Derivatives held for trading | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 174,600	[1]	₩ 141,447
Derivatives held for hedging
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		172,469		208,825
Fair value		172,469		208,825
Financial Liabilities Measured At Fair Value		₩ 172,469		208,825
Description of valuation processes used in fair value measurement, liabilities		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for hedging | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 0		0
Derivatives held for hedging | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 172,469		₩ 208,825
Valuation techniques		DCF Model, Closed Form, FDM		DCF Model, Closed Form, FDM, and others
Inputs		Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, and others		Discount rate, Foreign exchange rate, and others
Derivatives held for hedging | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 0	[1]	₩ 0
Deposits
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		372,023,918		338,580,220
Fair value		371,936,631		338,833,784
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 371,936,631		338,833,784
Description of valuation processes used in fair value measurement, liabilities		Carrying amount of demand deposits is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Deposits | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 0		0
Deposits | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	204,299,174		181,472,846
Deposits | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	167,637,457		157,360,938
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 167,637,457		₩ 157,360,938
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Prepayment rate, Interest rate		Other spread, Prepayment rate, Interest rate
Borrowings
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 56,912,374		₩ 49,827,156
Fair value		56,805,938		50,081,900
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 56,805,938		50,081,900
Description of valuation processes used in fair value measurement, liabilities		Carrying amount of overdrafts in foreign currency is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other borrowings is determined using DCF Model.
Borrowings | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 0		0
Borrowings | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	3,137,427		1,149,734
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 3,135,284		₩ 1,149,442
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Borrowings | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 53,668,511		₩ 48,932,166
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 53,668,511		₩ 48,932,166
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rate		Other spread, Interest rate
Debentures
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 67,430,188		₩ 62,760,687
Fair value		67,288,409		63,189,132
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 67,288,409		63,189,132
Description of valuation processes used in fair value measurement, liabilities		Fair value is determined using valuation results of external professional valuation institutions, which are calculated using market inputs.
Debentures | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		0
Debentures | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		60,824,743		57,916,235
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 60,824,743		₩ 57,916,235
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Debentures | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 6,463,666		₩ 5,272,897
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 6,463,666		₩ 5,272,897
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rate		Other spread, Interest rate
Other financial liabilities
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 29,494,402		₩ 28,612,288
Fair value		29,494,402		28,612,288
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 29,494,402		28,612,288
Description of valuation processes used in fair value measurement, liabilities		Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Other financial liabilities | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 0		0
Other financial liabilities | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	0		0
Other financial liabilities | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	29,494,402		28,612,288
Cash and due from financial institutions
Disclosure of fair value measurement of assets [abstract]
Carrying amount		31,009,374		25,608,842
Fair value		31,081,231		25,612,273
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 31,081,231		25,612,273
Description of valuation processes used in fair value measurement, assets		Fair value of cash is same as carrying amount. Carrying amount of demand deposit and settlement deposit is a reasonable approximation of fair value because these financial instruments do not have a fixed maturity and are receivable on demand. Fair value of general deposit is measured using Discounted Cash Flow (“DCF”) Model.
Cash and due from financial institutions | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 3,330,920		3,362,096
Cash and due from financial institutions | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	25,791,556		19,573,075
Cash and due from financial institutions | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	1,958,755		2,677,102
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 1,958,755		₩ 2,677,102
Valuation techniques		DCF Model		DCF Model
Inputs		Credit spread, Other spread, Interest rate
Due from financial institutions measured at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 200,742		₩ 100,094
Fair value		200,742		100,094
Financial Assets Measured At Fair Value		200,742		100,094
Due from financial institutions measured at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0		0
Due from financial institutions measured at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 128,726		₩ 10,011
Valuation techniques		DCF Model, Hull and White Model		DCF Model
Inputs		Projected cash flow, Discount rate, Volatility, Correlation coefficient		Projected cash flow, Discount rate
Due from financial institutions measured at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 72,016	[1]	₩ 90,083
Derivatives held for trading
Disclosure of fair value measurement of assets [abstract]
Carrying amount		3,532,542		5,210,512
Fair value		3,532,542		5,210,512
Financial Assets Measured At Fair Value		₩ 3,532,542		5,210,512
Description of valuation processes used in fair value measurement, assets		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for trading | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 81,408		90,459
Derivatives held for trading | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 3,241,129		₩ 4,678,185
Valuation techniques		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model, and others		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, and others
Inputs		Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others		Discount rate, Underlying asset index, Volatility, Interest rate, Stock price, Foreign exchange rate, Dividend yield, and others
Derivatives held for trading | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 210,005	[1]	₩ 441,868
Debt securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		56,259,511		58,456,889
Fair value		56,259,511		58,456,889
Financial Assets Measured At Fair Value		56,259,511		58,456,889
Debt securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		17,706,456		18,147,167
Debt securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 38,553,055		₩ 40,309,722
Valuation techniques		DCF Model, Market Value Approach, Option Model		DCF Model, Market Value Approach
Inputs		Underlying asset index, Interest rate, Discount rate, and others		Discount rate, Volatility, and others
Debt securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 0	[1]	₩ 0
Equity securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		3,803,128		3,074,899
Fair value		3,803,128		3,074,899
Financial Assets Measured At Fair Value		3,803,128		3,074,899
Equity securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		2,320,702		584,634
Equity securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 47,859		₩ 70,357
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Interest rate, Discount rate, and others
Equity securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 1,434,567	[1]	₩ 2,419,908
Derivatives held for hedging
Disclosure of fair value measurement of assets [abstract]
Carrying amount		188,828		334,873
Fair value		188,828		334,873
Financial Assets Measured At Fair Value		₩ 188,828		334,873
Description of valuation processes used in fair value measurement, assets		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for hedging | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 0		0
Derivatives held for hedging | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 188,828		₩ 334,873
Valuation techniques		DCF Model, Closed Form, FDM		DCF Model, Closed Form, FDM, and others
Inputs		Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, and others		Discount rate, Volatility, Foreign exchange rate, and others
Derivatives held for hedging | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 0	[1]	₩ 0
Debt securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		63,002,692		58,415,100
Fair value		63,002,692		58,415,100
Financial Assets Measured At Fair Value		63,002,692		58,415,100
Debt securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		12,146,181		13,316,819
Debt securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 39,300,923		₩ 34,580,168
Valuation techniques		DCF Model, Hull and White Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Net Asset Value Method, Binomial Model, and others		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value Method, and others
Inputs		Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others		Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Debt securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 11,555,588	[1]	₩ 10,518,113
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		66,005,815		61,035,455
Fair value		66,005,815		61,035,455
Financial Assets Measured At Fair Value		66,005,815		61,035,455
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		13,108,985		14,508,028
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		40,205,783		35,298,665
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		12,691,047	[1]	11,228,762
Loans
Disclosure of fair value measurement of assets [abstract]
Carrying amount		313,604		293,409
Fair value		313,604		293,409
Financial Assets Measured At Fair Value		313,604		293,409
Loans | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0		0
Loans | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 299,634		₩ 265,426
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate, Volatility, and others
Loans | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 13,970	[1]	₩ 27,983
Equity securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		2,419,463		2,092,313
Fair value		2,419,463		2,092,313
Financial Assets Measured At Fair Value		2,419,463		2,092,313
Equity securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		849,182		1,101,244
Equity securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 600,768		₩ 409,259
Valuation techniques		DCF Model		DCF Model
Inputs		Interest rate, Discount rate, and others		Interest rate, Discount rate, and others
Equity securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 969,513	[1]	₩ 581,810
Loans measured at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		269,296		337,983
Fair value		269,296		337,983
Financial Assets Measured At Fair Value		269,296		337,983
Loans measured at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0		0
Loans measured at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 175,366		₩ 299,227
Valuation techniques		DCF Model		DCF Model
Inputs		Interest rate, Discount rate, and others		Interest rate, Discount rate, and others
Loans measured at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 93,930	[1]	₩ 38,756
Loans measured at amortized cost
Disclosure of fair value measurement of assets [abstract]
Carrying amount		417,900,273		377,166,984
Fair value		417,775,260		378,791,808
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 417,775,260		378,791,808
Description of valuation processes used in fair value measurement, assets		Fair value of loans is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Loans measured at amortized cost | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		0
Loans measured at amortized cost | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		260,101		271,241
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 260,101		₩ 271,241
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Loans measured at amortized cost | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 417,515,159		₩ 378,520,567
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 417,515,159		₩ 378,520,567
Valuation techniques		DCF Model		DCF Model
Inputs		Credit spread, Other spread, Prepayment rate, Interest rate
Others
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 113,622		₩ 89,965
Fair value		113,622		89,965
Financial Assets Measured At Fair Value		113,622		89,965
Others | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		113,622		89,965
Others | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0		0
Others | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	[1]	0
Securities measured at amortized cost
Disclosure of fair value measurement of assets [abstract]
Carrying amount		44,471,628		36,870,229
Fair value		44,392,419		38,026,073
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 44,392,419	[4]	38,026,073
Description of valuation processes used in fair value measurement, assets		Fair value of securities and others that are traded in an active market is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institutions. The institutions use one or more valuation techniques that are deemed appropriate considering the characteristics of the financial instruments among DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Securities measured at amortized cost | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 18,263,895	[4]	19,438,941
Securities measured at amortized cost | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		26,125,391	[4]	18,584,264
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 26,125,391		₩ 18,584,264
Valuation techniques		DCF Model, MonteCarlo Simulation		DCF Model, MonteCarlo Simulation
Inputs		Discount rate, Interest rate		Discount rate, Interest rate
Securities measured at amortized cost | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 3,133	[4]	₩ 2,868
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3				₩ 2,868
Valuation techniques				DCF Model
Inputs				Interest rate
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [abstract]
Carrying amount		60,376,243		₩ 61,825,197
Fair value		60,376,243		61,825,197
Financial Assets Measured At Fair Value		60,376,243		61,825,197
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		20,027,158		18,731,801
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		38,900,548		40,645,505
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		1,448,537	[1]	2,447,891
Others
Disclosure of fair value measurement of assets [abstract]
Carrying amount		10,755,350		14,167,689
Fair value		10,755,350		14,167,689
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 10,755,350		14,167,689
Description of valuation processes used in fair value measurement, assets		Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Others | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 0		0
Others | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	0		0
Others | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 10,755,350		₩ 14,167,689

[1]	Includes KB Securities Co., Ltd.’s OTC derivatives consisting of ￦ 128,083 million of financial assets at fair value through profit or loss (debt instruments), ￦ 7,817,514 million of financial liabilities designated at fair value through profit or loss, ￦ 209,809 million of derivative financial assets, and ￦ 168,464 million of derivative financial liabilities.
[2]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of fair value.
[3]	Borrowings of ￦ 292 million and ￦ 2,143 million included in Level 2 are the carrying amounts which are reasonable approximations of fair value as of December 31, 2020 and 2021, respectively.
[4]	The amounts included in Level 3 are the carrying amounts which are reasonable approximations of fair value.